Schedule – Unaudited Condensed Financial Information of the Parent Company	12 Months Ended
Dec. 31, 2025
Schedule – Unaudited Condensed Financial Information of the Parent Company [Line Items]
SCHEDULE – UNAUDITED CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

SCHEDULE – UNAUDITED CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

Rule 12-04(a), 5-04(c) and 4-08(e)(3) of Regulation S-X require the condensed financial information of the parent company to be filed when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year. The Company performed a test on the restricted net assets of consolidated subsidiaries in accordance with such requirement and concluded that it was applicable to the Company as the restricted net assets of the Company’s PRC subsidiaries and the VIE and its subsidiaries exceeded 25% of the consolidated net assets of the Company, therefore, the condensed financial information for the parent company are included herein.

For purposes of the above test, restricted net assets of consolidated subsidiaries and VIE and its subsidiaries shall mean that amount of the Company’s proportionate share of net assets of consolidated subsidiaries (after intercompany eliminations) which as of the end of the most recent fiscal year may not be transferred to the parent company by subsidiaries and VIE and its subsidiaries in the form of loans, advances or cash dividends without the consent of a third party.

The unaudited condensed financial information of the parent company has been prepared using the same accounting policies as set out in the Company’s consolidated financial statements except that the parent company used the equity method to account for investment in its subsidiaries and the VIE and its subsidiaries. Such investment is presented on the condensed balance sheets as “Equity loss in subsidiaries and VIE” and the respective loss as “Equity in loss of subsidiaries and VIE” on the condensed statements of operations and comprehensive loss.

This schedule contains supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the consolidated financial statements of the Company. Certain information and disclosures normally included in financial statements prepared in accordance with U.S GAAP have been condensed or omitted.

The Company did not pay any dividend for the periods presented. As of December 31, 2025 and 2024, there were no material contingencies, significant provisions for long-term obligations, or guarantees of the Company, except for those which have been separately disclosed in the consolidated financial statements, if any.

	As of December 31,
	2025	2024
ASSETS
CURRENT ASSETS
Cash and cash equivalents	$6,570,829	$39
Due from related parties	150,700	155,872
Prepaid expenses and other current assets	1,950,356	2,091,888
TOTAL CURRENT ASSETS	8,671,885	2,247,799

TOTAL ASSETS	8,671,885	2,247,799

LIABILITIES AND SHAREHOLDERS’ EQUITY
CURRENT LIABILITIES
Amounts due to related companies	5,858	5,858
Accrued expenses and other current liabilities	84,015	51,518
TOTAL CURRENT LIABILITIES	89,873	57,376

NON-CURRENT LIABILITIES
Equity loss in subsidiaries and VIE	11,711,186	3,284,501
TOTAL NON-CURRENT LIABILITIES	11,711,186	3,284,501

TOTAL LIABILITES	11,801,059	3,341,877

DEFICIT
Class A ordinary shares* (3,500,000,000 shares authorized; $0.0001 par value, 32,161,978 and 20,419,678 shares issued and outstanding as of December 31, 2025 and 2024, respectively)	3,215	2,041
Class B ordinary shares* (1,500,000,000 shares authorized; $0.0001 par value, 6,567,272 shares issued and outstanding as of December 31, 2025 and 2024)	657	657
Subscription receivable	-	(100,000)
Additional paid-in capital	51,503,802	37,915,085
Warrant	910,593	-
Statutory reserves	2,481,963	2,477,940
Accumulated deficits	(58,029,404)	(41,389,801)
TOTAL DEFICIT	(3,129,174)	(1,094,078)

TOTAL LIABILITIES AND DEFICIT	$8,671,885	$2,247,799

*	Retrospectively restated for effect of share re-designation on April 8, 2024 (see Note 23).
	For the years ended December 31,
	2025	2024	2023
REVENUES, NET	$-	$-	$-

COSTS OF REVENUES	543	1,652	184,617

GROSS LOSS	(543)	(1,652)	(184,617)

OPERATING EXPENSES	1,272,962	1,774,494	6,339,405

LOSS FROM OPERATIONS	(1,273,505)	(1,776,146)	(6,524,022)

OTHER EXPENSES	(6,536,390)	(5,039)	(87,468)

LOSS BEFORE EQUITY LOSS IN SUBSIDIARIES AND VIE	(7,809,895)	(1,781,185)	(6,611,490)

Equity loss in subsidiaries and VIE	(8,825,685)	(9,995,251)	(17,621,090)

NET LOSS ATTRIBUTABLE TO E-POWER INC. ORDINARY SHAREHOLDERS	(16,635,580)	(11,776,436)	(24,232,580)
COMPREHENSIVE LOSS ATTRIBUTABLE TO E-POWER INC. ORDINARY SHAREHOLDERS	$(16,635,580)	$(11,776,436)	$(24,232,580)
	For the years ended December 31,
	2025	2024	2023
Net cash used in operating activities	$(773,372)	$(1,269,634)	$(1,516,279)

Net cash (used in) provided by investing activities	(399,000)	1,071,942	878,000

Net cash provided by (used in) financing activities	7,743,162	(150,000)	-

Increase (Decrease) in cash and cash equivalents	6,570,790	(347,692)	(638,279)

Cash and cash equivalents, beginning of year	39	347,731	986,010
Cash and cash equivalents, end of year	$6,570,829	$39	$347,731